Other Expense, Net	6 Months Ended
Jun. 30, 2018
OTHER INCOME [Abstract]
OTHER INCOME- OTHER EXPENSE

NOTE 10: OTHER EXPENSE, NET

In February 2017, two self-propelled barges of Navios Logistics’ fleet, Formosa and San Lorenzo, were sold for a total of $1,109 to be paid in cash. Sale price will be received in installments in the form of lease payments through 2023. The barges may be transferred at the lessee’s option at no cost at the end of the lease period. Gain on sale of assets of $1,030 was included in the statement of comprehensive (loss)/income within the caption of “Other (expense)/income, net”.

During the six month period ended June 30, 2018 and 2017, taxes other-than income taxes of Navios Logistics amounted to $3,271 and $4,427, respectively, and were included in the statements of comprehensive loss within the caption “Other (expense)/income, net”.